ACCUMULATED OTHER COMPREHENSIVE INCOME (Details2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Foreign currency translation adjustment, before tax:
Foreign currency translation adjustment, before tax	$ 1,600	$ 272
Pension and other benefit adjustments, before tax:
Net loss arising during the period, before tax	(73)
Prior service credit arising during the period, before tax	1,223
Amortization of net gain included in net periodic benefit costs, before tax	(2,786)	(346)
Amortization of prior service credit included in net periodic benefit costs, before tax	(2,888)	(416)
Curtailment gain reclassified to net periodic benefit costs, before tax	(11,867)
Settlement gain reclassified to net periodic benefit costs, before tax	(288)
Unrealized net gain on marketable securities before tax:
Unrealized net holding gain arising during the period, before tax	1,352	3,310
Net holding gain reclassified to investment income, before tax	(6)	(7)
Unrealized net gain (loss) from equity method investees' cash flow hedge, before tax:
Unrealized net holding loss arising during the period, before tax	(592)	(53)
Net holding loss reclassified to equity in (earnings) losses of non-consolidated entities, before tax	200	215
Other comprehensive income loss, before tax:	(14,125)	2,975
Foreign currency translation adjustment, tax:
Foreign currency translation adjustment, tax	(624)	(106)
Pension and other benefit adjustments, tax:
Net loss arising during the period, tax	28
Prior service credit arising during the period, tax	(477)
Amortization of net gain included in net periodic benefit costs, tax	1,087	135
Amortization of prior service credit included in net periodic benefit costs, tax	1,126	162
Curtailment gain reclassified to net periodic benefit costs, tax	4,628
Settlement gain reclassified to net periodic benefit costs, tax	113
Unrealized net gain on marketable securities, tax:
Unrealized holding gain arising during the period, tax	(527)	(1,291)
Net holding gain reclassified to investment income, tax	2	3
Unrealized net gain (loss) from equity method investees' cash flow hedge, tax:
Unrealized net holding loss arising during the period, tax	231	21
Net holding loss reclassified to equity in (earnings) losses of non-consolidated entities, tax	(78)	(84)
Other comprehensive income (loss), tax	5,509	(1,160)
Foreign currency translation adjustment, net of tax:
Foreign currency translation adjustment, net of tax	976	166		(530)	978	179
Changes in other comprehensive loss
Net loss arising during the period, net of tax	(45)
Prior service credit arising during the period, net of tax	746					9,271
Amortization of net gain included in net periodic benefit costs, net of tax	(1,699)	(211)			(844)	(78)
Amortization of prior service credit included in net periodic benefit costs, net of tax	(1,762)	(254)			(1,016)
Curtailment gain reclassified to net periodic benefit costs, net of tax	(7,239)
Settlement gain reclassified to net periodic benefit costs, net of tax	(175)			(15)
Unrealized loss on marketable securities:
Unrealized net holding gain arising during the period, net of tax	825	2,019		1,915	2,627	(1,622)
Net holding gain reclassified to investment income, net of tax	(4)	(4)		(2)	(31)	925
Unrealized gains from equity method investees' cash flow hedge:
Unrealized net holding loss arising during the period, net of tax	(361)	(32)		797	(59)	2,085
Holding (gains) losses reclassified to equity in earnings of non-consolidated entities, net of tax	122	131			528	(510)
Other comprehensive income (loss)	$ (8,616)	$ 1,815	$ 9,444	$ 9,444	$ (11,360)	$ 14,760